Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Amount		Additional Paid-in Capital	Subscription Receivable	Retained Earnings (Accumulated Deficit)	Non-controlling Interest	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2021		$ 94,641		$ 117,937,947		$ (37,575,834)	$ (257,296)	$ 2,698,884	$ 82,898,342
Balance (in Shares) at Dec. 31, 2021	[1]	236,619
Conversion of convertible loans		$ 9,883		2,266,022					2,275,905
Conversion of convertible loans (in Shares)	[1]	24,708
Issuance shares for investments		$ 61,803		14,918,192					14,979,995
Issuance shares for investments (in Shares)	[1]	154,504
Issuance of shares for options		$ 79		429,205					429,284
Issuance of shares for options (in Shares)	[1]	197
Options granted				2,630,758					2,630,758
Disposition of a subsidiary							17,320		17,320
Net loss for the period						(8,488,933)	(19,490)		(8,508,423)
Foreign currency translation adjustment							12,574	(3,931,135)	(3,918,561)
Balance at Jun. 30, 2022		$ 166,406		138,182,124		(46,064,767)	(246,892)	(1,232,251)	90,804,620
Balance (in Shares) at Jun. 30, 2022	[1]	416,028
Balance at Dec. 31, 2021		$ 94,641		117,937,947		(37,575,834)	(257,296)	2,698,884	$ 82,898,342
Balance (in Shares) at Dec. 31, 2021	[1]	236,619
Split shares (in Shares)									(95,313)
Balance at Dec. 31, 2022		$ 474,999		164,753,623		(59,081,432)	(263,507)	(3,333,541)	$ 102,550,142
Balance (in Shares) at Dec. 31, 2022		1,187,498	[1]						1,187,498	[2]
Conversion of convertible loans		$ 44,751		3,083,702					$ 3,128,453
Conversion of convertible loans (in Shares)	[1]	111,875
Issuance shares for investments		$ 652,247		36,066,490					$ 36,718,737
Issuance shares for investments (in Shares)		1,630,616	[1]						1,300,173
Issuance shares as prepayment for potential acquisition		$ 279,320		15,626,866					$ 15,906,186
Issuance shares as prepayment for potential acquisition (in Shares)	[1]	698,301
Issuance of shares for private placement		$ 97,445		5,937,864	(500,000)				5,535,309
Issuance of shares for private placement (in Shares)	[1]	243,613
Issuance of shares for services		$ 32,836		3,543,634					3,576,470
Issuance of shares for services (in Shares)	[1]	82,090
Split shares		$ (88)		(2,556)					$ (2,644)
Split shares (in Shares)		(220)	[1]						(172,528)
Capital contribution by non-controlling shareholder							117,583		$ 117,583
Net loss for the period						(57,462,953)	(97,230)		(57,560,183)
Non-controlling interests recognized from step acquisitions							23,946,670		23,946,670
Foreign currency translation adjustment							11,962	(2,686,663)	(2,674,701)
Balance at Jun. 30, 2023		$ 1,581,510		$ 229,009,623	$ (500,000)	$ (116,544,385)	$ 23,715,478	$ (6,020,204)	$ 131,242,022
Balance (in Shares) at Jun. 30, 2023		3,953,773	[1]						3,953,773	[2]

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.
[2]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.